Reinsurance (Tables)	6 Months Ended
Jun. 30, 2023
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the six months ended June 30, 2023 and 2022 was as follows:

	Six Months Ended June 30,
	2023	2022
	($ in millions)
Premiums written:
Insurance	$1,249.5	$1,305.7
Reinsurance	875.7	1,045.6
Ceded	(774.7)	(845.2)
Net premiums written	$1,350.5	$1,506.1

Premiums earned:
Insurance	$1,203.6	$1,171.5
Reinsurance	755.7	776.9
Ceded	(671.9)	(621.2)
Net premiums earned	$1,287.4	$1,327.2

Insurance losses and loss adjustment expenses:
Insurance	$691.7	$719.2
Reinsurance	353.4	402.4
Ceded	(328.0)	(353.9)
Net insurance losses and loss adjustment expenses	$717.1	$767.7